INTANGIBLE ASSETS	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

The Company’s intangible assets relate to 2 patents pending for the Sensera device.

The Patents include the fair value attributed to the Patents upon the acquisition of ZC of $42,768,000 as well as transaction and other costs in the amount of $193,382, for a total of $42,961,382.

The Company considered indicators of impairment at December 31, 2025. The Company recorded impairment loss during the year ended December 31, 2025, for the patents pending since the recoverable amount is lower than the carrying amount. The recoverable amount of the CGU was determined using fair value less costs to sell based on a third-party valuation. The valuation used a market approach with Level 2 inputs, including recent comparable transactions and observable market data. Costs of disposal were estimated at 2% of fair value.

	Software	Patents Pending	Total
Cost
Balance, December 31, 2024	$81,238	$25,262,767	$25,344,005
Additions	-	-	-
Impairments	-	(5,462,000)	(5,462,000)
Translation differences	-	-	-

Balance, December 31, 2025	81,238	19,800,767	19,882,005
Additions	-	-	-
Translation differences	-	-	-
Balance, March 31, 2026	$81,238	19,800,767	$19,882,005

Accumulated depreciation
Balance, December 31, 2024	$81,238	-	$81,238
Depreciation	-	-	-
Translation differences	-	-	-
Balance, December 31, 2025	81,238	-	81,238
Depreciation	-	-	-
Balance, March 31, 2026	$81,238	-	$81,238

Net book value
At December 31, 2025	$-	19,800,767	$19,800,767
At March 31, 2026	$-	19,800,767	$19,800,767

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2026

(Expressed in Canadian dollars)

(Unaudited)